One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 2-70164
1940 Act File No. 811-3120

July 17, 2002
Filed via EDGAR (CIK #0000320572)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 2-70164
     DELAWARE GROUP TAX-FREE MONEY FUNDS
     DELAWARE TAX-FREE MONEY FUND
     ____________________________________________

Ladies and Gentlemen:
In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 27, the most recent Post-Effective Amendment of Delaware Group Limited-Term Government Funds. Post-Effective Amendment No. 27 was filed electronically with the Commission on July 1, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Kathryn R. Williams
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Kathryn R. Williams
Assistant Vice President/
Counsel
Assistant Secretary